Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001604813
TrimTabs U.S. Free-Cash-Flow ETF (Prospectus Summary) | TrimTabs U.S. Free-Cash-Flow ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TrimTabs U.S. Free-Cash-Flow ETF

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs U.S. Free-Cash-Flow Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Underlying Index is comprised of the top 10% of eligible issuers, including real estate investment trusts (“REITs”), in the Index Universe (as defined below) with the highest free cash flow yield, as determined by TrimTabs Index Services, LLC (the “Index Provider”). The Index Provider defines free cash flow to mean the cash that a company is able to generate after spending the money required to maintain or expand its operations and free cash flow yield as the ratio of a company’s free cash flow to its market capitalization. In seeking to track an index focused on companies with high free cash flow yield, TrimTabs Asset Management, LLC (the “Adviser”) seeks for the Fund to identify companies positioned for rapid growth.

The Fund employs a “passive management” — or indexing — investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a sampling strategy, which means that the Fund will typically invest in a portfolio of securities that collectively has an investment profile similar to the Underlying Index.

The Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell securities, including investment company securities, that are not in the Underlying Index but that the Adviser believes are appropriate to substitute for one or more such securities.

The “Index Universe” is the Russell 3000 Index, which measures the performance of the largest 3,000 U.S. publicly traded issuers, including REITs. The Underlying Index applies screens to the Index Universe to seek to ensure the liquidity and investability of the Underlying Index. The Index Provider created, sponsors and maintains the Underlying Index based on publicly available data. The Underlying Index is calculated by Solactive, AG (formerly known as Structured Solutions, AG). The Underlying Index components are equal-weighted at each quarterly rebalance and reconstitution date. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular, sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular, sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk [Heading]	rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective . An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk .  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV.

Concentration Risk.   To the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer or issuers, region, market, industry, group of industries, sector or asset class.

Banking Industry Risk.   The Underlying Index, and thus the Fund, may be concentrated in the banking industry. Performance of companies in the banking industry may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This industry has experienced significant losses in the recent past.

Equity Investing Risk.   An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Investment Company Risk.   When the Fund invests in other investment companies, the Fund bears its proportionate share of the fees and expenses of the underlying entity and the risk of the securities held by such funds.

Investment Risk.   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk.  The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk.   Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk.   The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk.   The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk.   The Shares may trade above or below their net asset value (or NAV). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Real Estate Industry Risk.   The real estate industry is particularly sensitive to economic downturns. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses, which may decrease Fund returns.

Secondary Market Trading Risk.   Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tracking Error Risk.   Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its return for a number of reasons. For example, as a new fund, there can be no assurance that it will grow to an economically viable size, in which case it may experience greater tracking error to the Underlying Index than it would at higher asset levels. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.trimtabsfunds.com .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.trimtabsfunds.com .

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trimtabsfunds.com .
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
TrimTabs U.S. Free-Cash-Flow ETF (Prospectus Summary) | TrimTabs U.S. Free-Cash-Flow ETF | TrimTabs U.S. Free-Cash-Flow ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee:	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.69%	[2]
One Year:	rr_ExpenseExampleYear01	$ 70
Three Years:	rr_ExpenseExampleYear03	$ 221

[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.